Convertible redeemable preferred shares (Tables)	12 Months Ended
Dec. 31, 2013
Convertible redeemable preferred shares
Schedule of preferred shares

As of December 31, 2011, the Preferred Shares comprised of the following:

Series	Issuance Date	Shares Issued and Outstanding	Issue Price Per Share (US$)	Proceeds from Issuance, Net of Issuance Costs (US$)	Carrying Amount (RMB)
A	December 1, 2006	54,488,000	0.0184	1,000	374,332
A	June 2, 2008	81,612,930	0.0245	1,975	560,681
B	August 8, 2008	102,073,860	0.0490	4,959	703,901
C-1	November 22, 2009	16,249,870	0.0800	1,300	112,556
C-2	November 22, 2009	104,999,650	0.1000	10,460	729,464

Schedule of changes of each of the convertible redeemable preferred shares

The following table sets forth the changes of each of the convertible redeemable preferred shares for years ended December 31, 2011, 2012 and 2013:

Series A Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	846,752	935,013	—
Accretion (decretion) to redemption value	88,261	(485,517)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(449,496)	—

Ending balance	935,013	—	—

Series B Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	639,799	703,901	—
Accretion (decretion) to redemption value	64,102	(366,785)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(337,116)	—

Ending balance	703,901	—	—

Series C Preferred Shares

	For the year ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Beginning balance	770,720	842,020	—
Accretion (decretion) to redeemable value	71,300	(441,573)	—
Conversion of convertible redeemable preferred shares into Class B common shares	—	(400,447)	—

Ending balance	842,020	—	—

Schedule of assumptions in the Discounted Cash Flow Method

December 31, 2011
Risk-free interest rate	2.53%
Volatility	66.1%
Dividend yield	—
Discount rate	16%